Fair value re-measurement of share subscription agreement and warrants granted to Gilead - Financial assets (Details) - EUR (€) € in Thousands				1 Months Ended	2 Months Ended		12 Months Ended
	Nov. 06, 2019	Nov. 06, 2019	Aug. 23, 2019	Aug. 23, 2019	Dec. 31, 2019		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Oct. 22, 2019	Jul. 14, 2019
Disclosure of fair value measurement of assets [line items]
Upfront payments										€ 38,874
Share subscription increase								€ 960,087		296,188
Fair value of financial asset at inception related to the share subscription agreement with Gilead					€ 5,834,526	[1]	€ 5,357,438	5,834,526	[1]	1,307,922	[1]
Fair value of financial liability related to the share subscription agreement with Gilead					148,331	[1]	167,505	148,331	[1]	52,466	[1]
Change in fair value related to the share subscription agreement and warrants with/granted to Gilead							3,034	(181,644)	[2]	0	[2]
Fair value of financial liability					148,331	[1]	167,505	148,331	[1]	52,466	[1]
Current financial liabilities related to the share subscription agreement					6,198		3,164	6,198		€ 0
Derivative financial instrument | Gilead | Level 3
Disclosure of fair value measurement of assets [line items]
Fair value of financial asset at inception related to the share subscription agreement with Gilead					0			0					€ 85,601
Fair value of financial liability related to the share subscription agreement with Gilead			€ (56,749)	€ (56,749)
Change in fair value related to the share subscription agreement and warrants with/granted to Gilead				(142,350)
Fair value of financial liability			(56,749)	€ (56,749)
Derecognition of the financial asset through the share premium account related to the share subscription agreement with Gilead			€ 56,749
Fair value re-measurement of the share subscription agreement
Disclosure of fair value measurement of assets [line items]
Change in fair value related to the share subscription agreement and warrants with/granted to Gilead							0	(142,350)
Fair value re-measurement of the financial instrument related to the issuance of warrant A | Warrant A
Disclosure of fair value measurement of assets [line items]
Change in fair value related to the share subscription agreement and warrants with/granted to Gilead							0	(35,642)
Fair value re-measurement of the financial instrument related to the issuance of warrant A | Gilead | Warrant A
Disclosure of fair value measurement of assets [line items]
Fair value of financial liability related to the share subscription agreement with Gilead					0			0				€ (43,311)
Change in fair value related to the share subscription agreement and warrants with/granted to Gilead	€ (35,642)
Fair value of financial liability					0			0				(43,311)
Derecognition of the financial asset through the share premium account related to the share subscription agreement with Gilead		€ 78,953
Fair value re-measurement of the financial instrument related to the issuance of initial warrant B
Disclosure of fair value measurement of assets [line items]
Change in fair value related to the share subscription agreement and warrants with/granted to Gilead							3,034	(3,653)
Fair value re-measurement of the financial instrument related to the issuance of initial warrant B | Gilead | Warrant B
Disclosure of fair value measurement of assets [line items]
Fair value of financial liability related to the share subscription agreement with Gilead					(6,198)		(3,164)	(6,198)				(2,545)
Change in fair value related to the share subscription agreement and warrants with/granted to Gilead					(3,653)		3,034
Fair value of financial liability					€ (6,198)		€ (3,164)	€ (6,198)				€ (2,545)

[1]	The historical consolidated financial information for 2019 and 2018 presented in this disclosure note has been adjusted mainly to correct for the amounts of other receivables and other payables that are outside the scope of IFRS 9.
[2]	The 2019 and 2018 comparatives have been restated to consider the impact of classifiying the Fidelta business as discontinued opearations in 2020.